Property, plant and equipment, net (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Property, Plant And Equipment, Net 1		13,906,000
Property, Plant And Equipment, Net 2		20,002,000
Property, Plant And Equipment, Net 3		24,026,000
Property, Plant And Equipment, Net 4	$ 3,856,000